LONG-TERM BORROWINGS DUE TO RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2025
LONG-TERM BORROWINGS DUE TO RELATED PARTIES
Schedule of long-term borrowings due to related party

	June 30,	June 30,	June 30,
	2024	2025	2025
Long-term borrowings due to related parties:	RMB	RMB	US Dollars
Long-term borrowing from a Founder, 3.75% annual interest, three years loan, due on April 29, 2027	¥10,000,000	¥10,000,000	$1,395,946
Total long-term borrowings due to related parties	¥10,000,000	¥10,000,000	$1,395,946